BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION

4.	BUSINESS COMBINATION

4.1 Acquisition of control of the companies Elizabeth Cimentos and Elizabeth Mineração.

On August 31, 2021, CSN Cimentos S.A. acquired 99.97% of the total capital stock of Elizabeth Mineração and 99.99% of the shares of Elizabeth Cimentos, with 88.746% of direct equity interest and 11.254% of indirect equity interest (through Elizabeth Mineração). The assets acquired are located in the northeast region of Brazil. Upon completion of the transaction, CSN Cimentos S.A. expects relevant operational, logistical, management and commercial synergies, a better product mix and expansion of its customers base.

a)	Determination of the purchase price

In accordance with IFRS3, the purchase price is determined by the sum of the assets acquired, liabilities assumed, equity interests issued, non-controlling interest and the fair value of any interest held prior to the transaction. The table below summarizes the price considered for accounting purposes:

Item	Comment	Elizabeth Cimentos	Elizabeth Mineração	Reference
Assets transferred	A payment in the amount of R$201 milion is being carried out in the transaction.	77,768	123,947	(i)
Assets transferred	Refers to financial adjustment of working capital and debt.	(3,914)	(5,116)	(i)
Equity interests issued	Shares issued by Elizabeth Cimentos and acquired by CSN Cimentos.	526,037		(ii)
Purchase price considered for the business combination		599,891	118,831

(i)	The transaction included payments by CSN Cimentos of R$77.7 million and R$123.9 million on August 31, 2021 for each Elizabeth entity, and an adjustment receivable in the amount of R$3.9 million and R$5.1 million in December 2021 related to working capital adjustment provided for in the sale agreement.

(ii)	In August 2021 the Elizabeth Cimentos performed a primary issuance of 2,382,758,512 new common shares, nominatives with no par value, which were fully acquired by CSN Cimentos.

b)	Goodwill on acquisition of control of Elizabeth Cimentos and Elizabeth Mineração

In accordance with IFRS3, the acquirer shall recognize goodwill as of the acquisition date, measured by the amount the purchase price exceeds the fair value of the assets acquired and liabilities assumed (purchase price allocation). The acquisition of Elizabeth Cimentos generated goodwill for expected future profitability of R$83.266, as shown in the table below.

Item	Reference	Elizabeth Cimentos	Elizabeth Mineração
Purchase price considered	item (i) and (ii)	599,891	118,831
Fair value of the assets and liabilities acquired		516,625	118,831
Goodwill for future profitability expected		83,266

The goodwill is recorded under intangible assets and, since it does not have a determinable useful life, it is not amortized in accordance with IAS38. As from the year 2022, CSN Cimentos will perform the recoverability test for this asset in accordance with the requirements of IAS36.

In the acquisition of Elizabeth Mineração, the price paid was fully allocated to the assets acquired, with no goodwill generated.

(i) Fair value of assets acquired and liabilities assumed

The following table shows the fair value allocation of the assets acquired and liabilities assumed on August 31, 2021, considering the direct and indirect interests, calculated based on independent appraisers' reports.

	Elizabeth Cimentos			Elizabeth Mineração
	Carrying amounts	Fair value adjustments	Total fair value	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	52,570		52,570	2,197		2,197
Trade receivables	27,571		27,571	1,027		1,027
Receivables from related parties	96,374		96,374	9,035		9,035
Inventories	44,157		44,157	1,017		1,017
Recoverable taxes	18,616		18,616	931		931
Short-term investments	14,689		14,689
Other assets	17,734		17,734	673		673
Investment				40,653	24,845	65,498
Property, plant and equipment	373,574	161,367	534,941	15,092	77,089	92,181
Intangíible assets	798	59,456	60,254	500	269,385	269,885
Total assets acquired	646,083	220,823	866,906	71,125	371,319	442,444

Borrowings and financing	198,778		198,778	182,402		182,402
Trade payables	22,735		22,735	446		446
Taxes payable	19,202		19,202	37,158		37,158
Debits with related parties				96,350		96,350
Other payables	44,052		44,052	7,257		7,257
Total liabilities assumed	284,767		284,767	323,613		323,613
Net equity acquired	361,316	220,823	582,139	(252,488)	371,319	118,831
Indirect investiment	(40,663)	(24,851)	(65,514)
Net equity acquired	320,653	195,972	516,625	(252,488)	371,319	118,831

The fair value allocation resulted in a total gain of R$567.3 million, distributed among Elizabeth Cimentos and Elizabeth Mineração's main assets. The following table shows the composition of the allocated amounts and a summary of its measurement methodology.

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.	388,666	238,456	627,122
Mining rights	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	500	269,385	269,885
Licenses	Valued using the WITH / WITHOUT method, which estimates the intangible value by the difference between discounted cash flow models with and without the asset.	798	59,456	60,254
		389,964	567,297	957,261

The subsidiary CSN Cimentos S.A. has hired an independent appraiser to prepare an appraisal report of the tangible and intangible assets and allocation of the excess price paid. As provided for in IFRS3, the Company has up to 12 months to adjust the measurement of amounts, due to unknown events at the acquisition date. After the conclusion of the appraisal report, the Company reclassified the amount of R$27,667 from goodwill to fair value the licenses and mining rights.